Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Summary of Quarterly Financial Data

	First Quarter	Second Quarter	Third Quarter (1)	Fourth Quarter	Total
2013	Successor	Successor	Successor	Successor	Successor
Revenues	$24,277	$37,560	$53,158	$63,975	$178,970
Gross profit	15,357	19,736	21,289	26,704	83,086
Income from operations	11,991	15,151	15,690	20,883	63,715
Net income	11,677	14,437	14,417	19,513	60,044
Earnings per unit – common units	$0.40	$0.53	$0.52	$0.63	$2.08
Earnings per unit – subordinated units	$0.40	$0.53	$0.52	$0.63	$2.08

2012	Predecessor	Predecessor	Pro Forma	Successor	Pro Forma
Revenues	13,532	20,643	25,330	19,041	78,546
Gross profit	8,756	15,149	18,773	12,479	55,157
Income from operations	7,067	13,269	16,423	9,232	45,991
Net income	6,137	11,814	15,483	9,003	42,437
Earnings per unit – common units (2)			0.33	0.35	0.68
Earnings per unit – subordinated units (2)			0.33	0.35	0.68

(1)	The results for the third quarter ended September 30, 2012 include those of our predecessor (July 1 to August 15) combined with the successor (August 16 to September 30)

(2)	Earnings per unit was only calculated for periods subsequent to the August 16, 2012 initial public offering.

Combined Quarterly Results for Third Quarter
The following table reconciles our pro forma quarterly results for the third quarter ended September 30, 2012, to our predecessor and successor period results during that quarter.

	Period from July 1 Through August 15, 2012	Period from August 16 Through September 30, 2012	Total
	Predecessor	Successor	Pro Forma
Revenues	$12,601	$12,729	$25,330
Gross profit	9,536	9,237	18,773
Income from operations	7,918	8,505	16,423
Net income	7,069	8,414	15,483
Earnings per unit – common units		$0.33	$0.33
Earnings per unit – subordinated units		$0.33	$0.33